Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financial Instruments [Abstract]
Equity investments
Variable interest rate, term	1 year
Trade or other receivables
Increase decrease market price percentage	10.00%
Increase (decrease) to the net income (loss)	$ 4.2
Other comprehensive income (loss)	$ 0.1